Changes in Book Value of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning balance		$ 4,091,307	$ 3,951,196
Acquisitions		889,506	152,252
Divestitures		(9,837)	(12,128)
Impairment charge	(24,000)	(24,000)
Other adjustments			(13)
Ending balance		$ 4,946,976	$ 4,091,307